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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Travelers Companies, Inc.
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   Address:      485 Lexington Avenue
                 -------------------------------
                 New York, NY  10017-2630
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Form 13F File Number: 28-62
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Skjerven
         -------------------------------
Title:   Deputy Corporate Secretary
         -------------------------------
Phone:   (651) 310-6748
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Wendy Skjerven,          St. Paul, Minnesota,   May 13, 2013
   -------------------------------   --------------------   -------------
           [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 34
                                        --------------------

Form 13F Information Table Value Total: 391,313
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                                            (thousands)

List of Other Included Managers:

    No.       Form 13F File Number   Name

    01        28-29                  ST. PAUL FIRE AND MARINE INSURANCE COMPANY
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                           FORM 13F INFORMATION TABLE

                                                                    VALUE   SHARES   SH/ PUT/ INVESTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                           TITLE OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN CALL DSCRETN  MANAGERS SOLE    SHARED NONE
AT&T INC                                 COMM           00206R102      495    13,500 SH       SHARED                    13,500
BAYTEX ENERGY CORP                       COMM           07317Q105    1,269    29,800 SH       SHARED                    29,800
BOARDWALK PIPELINE PARTNERS LP           COMM           096627104   14,048   479,300 SH       SHARED                   479,300
BUCKEYE PARTNERS LP                      COMM           118230101    1,193    19,500 SH       SHARED                    19,500
CANADIAN NATIONAL RAILWAY                COMM           136375102    2,512    24,600 SH       SHARED                    24,600
CANADIAN PACIFIC RAILWAY                 COMM           13645T100    3,539    26,700 SH       SHARED                    26,700
CENOVUS ENERGY INC                       COMM           15135U109    1,573    50,000 SH       SHARED                    50,000
CORE-MARK HOLDING CO INC                 COMM           218681104        4        86 SH       SHARED                        86
DUKE ENERGY                              COMM           26441C204    3,003    41,362 SH       SHARED                    41,362
EL PASO PIPELINE PARTNERS LP             COMM           283702108   17,355   395,700 SH       SHARED                   395,700
ENBRIDGE INC                             COMM           29250N105    3,226    68,200 SH       SHARED                    68,200
ENBRIDGE ENERGY PARTNERS LP              COMM           29250R106   26,475   878,400 SH       SHARED                   878,400
ENTERPRISE PRODUCTS PARTNERS LP          COMM           293792107   58,627   972,416 SH       SHARED                   972,416
GRANITE REIT                             COMM           387437114      517    13,300 SH       SHARED                    13,300
KINDER MORGAN MANAGEMENT LLC             COMM           49455U100   40,086   456,291 SH       SHARED                   456,291
LEAR CORP                                COMM           521865204       93     1,704 SH       SHARED                     1,704
MAGELLAN MIDSTREAM PARTNERS LP           COMM           559080106   53,601 1,003,200 SH       SHARED                 1,003,200
MARKWEST ENERGY PARTNERS LP              COMM           570759100    6,986   115,000 SH       SHARED                   115,000
NATL WESTMINSTER BK PLC SER C 7.76%      PREF           638539882   10,248   400,000 SH       SHARED                   400,000
NUANCE COMMUNICATIONS INC                COMM           67020Y100      526    26,080 SH       SHARED                    26,080
NUSTAR ENERGY LP                         COMM           67058H102    6,726   126,100 SH       SHARED                   126,100
ONEOK PARTNERS LP                        COMM           68268N103   29,762   518,500 SH       SHARED                   518,500
ORCHARD SUPPLY HARDWARE CORP             COMM           685691404       53    13,383 SH       SHARED                    13,383
PEMBINA PIPELINE CORP                    COMM           706327103    3,380   105,287 SH       SHARED                   105,287
PLAINS ALL AMER PIPELINE LP              COMM           726503105   55,317   979,400 SH       SHARED                   979,400
ROYAL BK OF SCOTLAND PLC PFD 6.25% SER P PREF           780097762    1,772    80,000 SH       SHARED                    80,000
SOUTHERN COMPANY                         COMM           842587107    5,255   112,000 SH       SHARED                   112,000
SPECTRA ENERGY PARTNERS LP               COMM           84756N109    3,896    99,000 SH       SHARED                    99,000
SUNCOR ENERGY INC                        COMM           867224107    1,202    39,500 SH       SHARED                    39,500
SUNOCO LOGISTICS PARTNERS LP             COMM           86764L108   16,481   252,000 SH       SHARED                   252,000
TRANSCANADA CORP                         COMM           89353D107      829    17,100 SH       SHARED                    17,100
VERIZON COMMUNICATIONS INC               COMM           92343V104    1,376    28,000 SH       SHARED                    28,000
XCEL ENERGY INC                          COMM           98389B100    5,702   192,000 SH       SHARED                   192,000
ALTERRA CAPITAL HOLDINGS LTD             COMM           G0229R108   14,186   450,491 SH       SHARED                   450,491